Schedule of closed transactions (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 556
Gain/(loss)	$ 549
Transaction Closed One [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas.
Acquirer	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)
Signature date	2021-07
Closing date	2022-02
Sale amount	$ 300
Gain/(loss)	$ 334
Transaction Closed Two [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in 14 onshore production fields (Polo Recôncavo), in the state of Bahia
Acquirer	3R Candeias S.A, wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.
Signature date	2020-12
Closing date	2022-05
Sale amount	$ 256
Gain/(loss)	$ 215